LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES
18.	LOANS, FINANCING AND DEBENTURES
18.1.	Breakdown by type

		Average	Current		Non-current		Total
		annual
		interest rate -	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Type	Interest rate	%	2022	2021	2022	2021	2022	2021
In foreign currency
BNDES	UMBNDES	5.22	11,207	14,399		11,952	11,207	26,351
Bonds	Fixed	4.99	907,059	972,053	43,218,286	46,253,007	44,125,345	47,225,060
Export credits (“export prepayments”)	LIBOR/Fixed	5.69	156,156	818,896	16,779,064	17,916,691	16,935,220	18,735,587
Assets financing	SOFR	3.76	26,755		113,217		139,972
Others			5,980	782			5,980	782
			1,107,157	1,806,130	60,110,567	64,181,650	61,217,724	65,987,780

In local currency
BNDES	TJLP	8.36	69,495	67,499	246,004	312,077	315,499	379,576
BNDES	TLP	12.01	41,640	32,854	1,775,991	703,502	1,817,631	736,356
BNDES	Fixed	4.70	18,666	24,672	4,011	22,611	22,677	47,283
BNDES	SELIC	15.24	67,115	35,086	814,320	782,685	881,435	817,771
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	12.71	1,829,966	1,561,639		1,687,560	1,829,966	3,249,199
NCE (“Export credit notes”)	CDI	12.77	76,463	39,535	1,277,616	1,276,330	1,354,079	1,315,865
NCR (“Rural producer certificates”)	CDI	12.74	13,144	7,335	274,127	273,852	287,271	281,187
Export credits (“export prepayments”)	Fixed	8.06	77,694	77,694	1,315,813	1,314,737	1,393,507	1,392,431
Debentures	CDI	14.21	33,689	21,980	5,421,113	5,418,088	5,454,802	5,440,068
Others (Working capital and Industrial Development Fund (“FDI”) and fair value adjustments to business combinations)				(18,887)				(18,887)
			2,227,872	1,849,407	11,128,995	11,791,442	13,356,867	13,640,849
			3,335,029	3,655,537	71,239,562	75,973,092	74,574,591	79,628,629

Interest on financing			1,238,623	1,204,490			1,238,623	1,204,490
Non-current funding			2,096,406	2,451,047	71,239,562	75,973,092	73,335,968	78,424,139
			3,335,029	3,655,537	71,239,562	75,973,092	74,574,591	79,628,629

18.2.	Roll-forward of loans, financing and debentures

	December 31,	December 31,
	2022	2021
Opening balance	79,628,629	72,899,882
Fundraising, net of issuance costs	1,335,715	16,991,962
Interest accrued	4,007,737	3,207,278
Early settlement premiums		260,289
Monetary and exchange rate variations, net	(3,949,020)	4,847,320
Settlement of principal	(2,517,934)	(15,469,423)
Settlement of interest	(4,019,072)	(2,953,573)
Payment of early settlement premiums		(260,289)
Amortization of fundraising costs	69,649	103,246
Others (fair value adjustments to business combinations)	18,887	1,937
Closing balance	74,574,591	79,628,629

18.3.	Breakdown by maturity – non-current

	2024	2025	2026	2027	2028	2029 onwards	Total
In foreign currency
Bonds		1,760,338	2,711,346	3,617,556	2,569,490	32,559,556	43,218,286
Export credits (“export prepayments”)	1,971,131	5,716,280	5,043,763	4,047,890			16,779,064
Assets financing	27,608	28,541	29,495	27,573			113,217
	1,998,739	7,505,159	7,784,604	7,693,019	2,569,490	32,559,556	60,110,567

In local currency
BNDES – TJLP	47,976	98,193	85,038	7,060	3,573	4,164	246,004
BNDES – TLP	40,092	59,421	80,203	139,729	136,897	1,319,649	1,775,991
BNDES – Fixed	4,011						4,011
BNDES – SELIC	56,665	203,766	203,811	26,309	26,355	297,414	814,320
NCE (“Export credit notes”)		640,800	636,816				1,277,616
NCR (“Rural producer certificates”)		137,500	136,627				274,127
Export credits (“export prepayments”)	1,315,813						1,315,813
Debentures		2,340,550	2,332,422		748,141		5,421,113
	1,464,557	3,480,230	3,474,917	173,098	914,966	1,621,227	11,128,995
	3,463,296	10,985,389	11,259,521	7,866,117	3,484,456	34,180,783	71,239,562

18.4.	Breakdown by currency

	December 31,	December 31,
	2022	2021
Brazilian Reais	13,347,244	13,629,978
US Dollars	61,216,140	65,972,300
Currency basket	11,207	26,351
	74,574,591	79,628,629

18.5.	Fundraising costs

The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
			December 31,	December 31,
Type	Cost	Amortization	2022	2021
Bonds	434,970	224,148	210,822	261,006
CRA and NCE	125,222	114,384	10,838	21,606
Export credits (“export prepayments”)	191,710	116,190	75,520	110,817
Debentures	24,467	14,483	9,984	13,012
BNDES	63,588	51,572	12,016	13,473
Others	18,147	17,274	873	1,148
	858,104	538,051	320,053	421,062

18.6.	Relevant transactions entered into during the year
18.6.1.	BNDES

On March 29, 2022, the Company raised from BNDES the amount of R$243,000 indexed to the interest rate Long-Term Rate (“TLP”), plus fixed interest of 2.33% p.a., with a 2 (two) year grace period for the principal and maturity in May 2036. The funds were allocated to projects in the industrial area.

On September 29, 2022, the Company raised from BNDES the amount of R$50,000 indexed to the Long-Term Rate (“TLP”), plus fixed interest of 1.77% p.a., with a 7 (seven) year grace period for the principal, and maturity in November 2034. The funds were allocated to projects in the forestry area.

On November 29, 2022, the Company raised from BNDES the amount of R$400,000 indexed to the Long-Term Rate (“TLP”), plus fixed interest of 1.75% p.a., with a 2 (two) year grace period for the principal, and maturity in October 2042. The funds were allocated to projects in the industrial area.

On December 27, 2022, the Company raised from BNDES the amount of R$400,000 indexed to the Long Term Rate (“TLP”), plus fixed interest of 1.65% p.a., with 7 (seven) years principal grace period and maturity in December 2037. The funds were allocated to projects in the forestry area.

18.6.2.	Export Credit Supported Facility

On November 1st, 2022, the Company obtained a new credit line (Export Credit Supported Facility) which will be financed by Finnish Export Credit - FEC and guaranteed by Finnvera, the Finnish export credit agency, in an amount of up to US$800,000 or the equivalent in Euros in the date the credit will be used. The financial cost of the new line of credit is 4.63% p.a., with a total amortization term of ten (10) years, starting in 2025. The funds will be allocated to Cerrado Project. As of December 31, 2022, the line was available but was not used.

18.6.3.	International Finance Corporation (IFC) A&B Loan – Sustainability Linked Loan (“SLL”)

On December 22, 2022, the Company obtained a new credit line (“A&B loan”) which will be financed by International Finance Corporation (IFC) and a syndicate of commercial banks, in a total amount of US$600,000.

The credit line is composed by the following tranches: (i) “A-loan”, of US$250,000, funded by IFC, at the cost of Term SOFR + 1.80% p.a. and an eight-year tenor, with a six-year grace period for the principal amount; and (ii) “B-Loan”, a syndicated loan of US$350,000 at the cost of Term SOFR + 1.60% p.a. and a seven-year tenor, with a five-year grace period for the principal amount. As of December 31, 2022, the line was available but was not used.

The new credit facility has sustainability key performance indicators (KPIs) linked to the following goals: (a) reducing the intensity of greenhouse gas (GHG) emissions; and (b) increasing the representativeness of women in leadership positions in the Company. The funds will be allocated to Cerrado Project.

18.7.	Relevant transactions settled in the year
18.7.1.	CRA settlement

On January 14, 2022, the Company settled a CRA contract in the amount of R$761,572 (principal and interest) with original maturity in January 2022 at a cost of 99% p.a. of the Interbank Deposit (“DI”) rate.

On September 21, 2022, the Company settled a CRA contract, in the amount of R$803,385 (principal and interest), with original maturity in September 2022 and at a cost of 97% p.a. of the DI rate.

18.7.2.	Export Prepayment Agreements (“EPP”)

On December 19, 2022, the Company, through its subsidiary Suzano Pulp and Paper Europe S.A., settled the export prepayment agreement in the amount of US$140,971 (principal and interest), with original maturity in December 2022 and at the cost of 1.35% p.a.

18.8.	Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.